Note 14 - Income Tax	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Text Block]
14.	INCOME TAX

The Company is not subject to income or other taxes in the Cayman Islands. However, subsidiaries are subject to taxes of the jurisdiction where they are located.

Income (loss) before income taxes from continuing operations consisted of:

(In Thousands)

	Years Ended December 31
	2011	2010	2009

Cayman Islands	$5,188	$18,235	$(780)
Foreign	4,872	5,135	6,121
	$10,060	$23,370	$5,341

Income tax expense from continuing operations consisted of:

(In Thousands)

	Years Ended December 31
	2011	2010	2009

Current	$1,155	$1,330	$1,508
Deferred	(92)	(5)	232

Income tax expense	$1,063	$1,325	$1,740

Income tax expenses (benefit) from discontinued operations were ($33,000), $261,000, and ($138,000) for the years ended December 31, 2011, 2010 and 2009, respectively.

The Company and its subsidiaries file separate income tax returns.  Reconciliation of the significant differences between the statutory income tax rate and the effective income tax rate on pretax income (loss) from continuing operations was as follows:

	Years Ended December 31
	2011	2010	2009

Cayman statutory rate	0%	0%	0%
Foreign rates in excess of statutory rates	10.77%	5.02%	30.48%
Changes in deferred income tax assets	(5.29%)	(0.97%)	(2.28%)
Adjustments to prior years’ taxes	(2.20%)	(0.82%)	(4.27%)
Change in valuation allowance for deferred income tax assets	4.38%	0.95%	6.63%
Other	2.91%	1.49%	2.02%

Effective tax rate	10.57%	5.67%	32.58%

The deferred income tax assets and liabilities as of December 31, 2011 and 2010 consisted of the following:

(In Thousands)

	December 31
	2011	2010
Deferred income tax assets
Research and development credits	$5,148	$4,772
Net operating loss carryforwards	36	521
Depreciation and amortization	430	472
Accrued vacation and other expenses	238	97
	5,852	5,862
Valuation allowance	(5,609)	(5,694)

Total net deferred income tax assets	$243	$168

Deferred income tax liabilities
Unrealized capital allowance	$11	$15
Unrealized foreign exchange	-	13

Total deferred income tax liabilities	$11	$28

The valuation allowance shown in the table above relates to net operating losses, credit carryforwards and temporary differences for which the Company believes that realization is not more than likely. The valuation allowance decreased by $85,000 for the year ended December 31, 2011, and increased by $471,000 for the year ended December 31, 2010, respectively.  The decrease in the valuation allowance in 2011 was primarily due to the removal of the allowance related to the dissolving of O2Security Inc, a subsidiary of the Network Security Group.  The increase in the valuation allowance in 2010 was primarily due to the new research and development credits generated that cannot be fully utilized by the Company.

As of December 31, 2011, O2Micro, Inc. had US federal and state research and development credit carryforwards of approximately $4,977,000 and $5,644,000, respectively.  The US federal research and development credit will expire from 2020 through 2031 if not utilized, while the state research and development credit will never expire.  Utilization of the research and development credits may be subject to significant annual limitation due to the ownership change limitations provided by the U.S. Internal Revenue Code of 1986 and similar provisions in the State of California’s tax regulations. The annual limitation may result in the expiration of federal research and development credits before utilization.

At December 31, 2011, the Company had $66,000 of unrecognized tax benefits, all of which would affect its effective tax rate if recognized.  For the years ended December 31, 2011, 2010, and 2009, the total amount of interest expense and penalties related to tax uncertainty recorded in the provision for (reversal of) income expense was approximately ($74,000), ($21,000), and $21,000, respectively.  The total amount of interest and penalties recognized as of December 31, 2011 and 2010 was $7,000 and $81,000, respectively.

A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

(In Thousands)

	Years Ended December 31
	2011	2010

Balance, beginning of the year	$310	$350
Increase in tax position balance during current year	1	103
Decrease related to settlements	(8)	(11)
Reduction related to lapses	(237)	(132)

Balance, end of the year	$66	$310

Uncertain tax positions were primarily related to the allocation of income and deductions amongst the Company’s global entities.  During the next twelve months, it is reasonably possible that the total amount of unrecognized tax benefits will significantly change by up to approximately $60,000 due to the expiration of statute of limitations.

The Company files income tax returns in various foreign jurisdictions.  The Company is generally no longer subject to income tax examinations by tax authorities for years prior to 2006 because of the statute of limitations.